Discontinued Operations - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations		$ 176,078	$ 35,456	$ 0
Tank and Pump
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on working capital adjustment	$ 400
Gain on sale of discontinued operations		$ 176,100
Discontinued Operations, Disposed of by Sale | Tank and Pump
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of business consideration amount					$ 321,900
Gain on sale of discontinued operations			35,456
Discontinued Operations, Disposed of by Sale | UK Storage Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of business consideration amount	$ 418,100
Gain on sale of discontinued operations			$ 0